ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

May 7, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the Trust hereby submits the attached exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (“XBRL”).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”), a series of the Trust, as filed with the Commission pursuant to Rule 497(e) under the Securities Act on April 24, 2015.  The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact me at 513.587.3454 with any questions. Thank you.

Sincerely,

/s/ Bo James Howell
Bo James Howell
Secretary